John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 14.9%				$77,985,541
(Cost $79,348,193)
U.S. Government 13.9%				73,019,850
U.S. Treasury
Note	0.250	06-30-25	2,000,000	1,827,422
Note	1.375	01-31-25	8,800,000	8,372,719
Note	2.375	04-30-26	2,500,000	2,409,766
Note	2.750	05-15-25	10,770,000	10,562,593
Note	3.125	08-15-25	25,125,000	24,871,787
Note	3.125	08-31-27	25,200,000	24,975,563
U.S. Government Agency 1.0%				4,965,691
Federal Home Loan Bank	4.300	08-08-25	5,000,000	4,965,691

Corporate bonds 54.8%				$287,925,502
(Cost $305,444,345)
Communication services 4.6%				24,018,037
Diversified telecommunication services 1.2%
AT&T, Inc.	1.700	03-25-26	1,500,000	1,369,248
Kenbourne Invest SA (A)	6.875	11-26-24	2,150,000	2,082,275
Telecom Italia SpA (A)	5.303	05-30-24	3,000,000	2,887,860
Entertainment 0.9%
Magallanes, Inc. (A)	3.638	03-15-25	2,378,000	2,295,997
Netflix, Inc.	5.750	03-01-24	1,440,000	1,458,000
Take-Two Interactive Software, Inc.	3.300	03-28-24	567,000	559,020
Take-Two Interactive Software, Inc.	3.550	04-14-25	320,000	312,555
Interactive media and services 0.4%
TripAdvisor, Inc. (A)	7.000	07-15-25	2,300,000	2,258,807
Media 0.8%
Charter Communications Operating LLC	4.908	07-23-25	2,000,000	1,993,145
CSC Holdings LLC	5.250	06-01-24	500,000	487,500
Radiate Holdco LLC (A)	4.500	09-15-26	2,150,000	1,853,300
Wireless telecommunication services 1.3%
Sprint Corp.	7.125	06-15-24	2,690,000	2,777,317
Sprint Corp.	7.875	09-15-23	575,000	592,423
T-Mobile USA, Inc.	3.500	04-15-25	3,165,000	3,090,590
Consumer discretionary 9.1%				47,679,793
Automobiles 2.9%
Daimler Trucks Finance North America LLC (A)	1.625	12-13-24	489,000	457,954
Ford Motor Credit Company LLC	2.300	02-10-25	1,000,000	911,200
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,679,064
General Motors Financial Company, Inc.	2.900	02-26-25	2,900,000	2,767,764
Hyundai Capital America (A)	1.000	09-17-24	640,000	592,947
Mercedes-Benz Finance North America LLC (A)	0.750	03-01-24	2,300,000	2,186,486
Nissan Motor Acceptance Company LLC (A)	1.050	03-08-24	3,450,000	3,244,766
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	322,000	297,672
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	227,000	215,813
Hotels, restaurants and leisure 3.8%
Dave & Buster’s, Inc. (A)	7.625	11-01-25	1,600,000	1,609,928
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25	2,800,000	2,775,784
Hyatt Hotels Corp.	1.800	10-01-24	339,000	322,280
Hyatt Hotels Corp.	5.625	04-23-25	3,165,000	3,196,251
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
International Game Technology PLC (A)	6.500	02-15-25	2,225,000	$2,208,313
Marriott International, Inc.	3.600	04-15-24	575,000	569,342
Marriott International, Inc.	5.750	05-01-25	2,610,000	2,683,850
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	1,000,000	996,678
MGM Resorts International	5.750	06-15-25	1,250,000	1,212,500
Royal Caribbean Cruises, Ltd. (A)	9.125	06-15-23	1,500,000	1,512,165
Travel + Leisure Company	6.600	10-01-25	2,975,000	2,995,739
Household durables 1.3%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,181,842
Empire Communities Corp. (A)	7.000	12-15-25	2,320,000	1,994,851
Taylor Morrison Communities, Inc. (A)	5.625	03-01-24	2,725,000	2,707,567
Multiline retail 0.6%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	3,287,130
Specialty retail 0.4%
Specialty Building Products Holdings LLC (A)	6.375	09-30-26	2,300,000	2,071,907
Consumer staples 1.0%				5,455,485
Food and staples retailing 0.4%
Cargill, Inc. (A)	3.500	04-22-25	2,000,000	1,969,529
Food products 0.6%
Grupo Bimbo SAB de CV (A)	3.875	06-27-24	1,290,000	1,275,274
JDE Peet’s NV (A)	0.800	09-24-24	2,397,000	2,210,682
Energy 5.4%				28,542,530
Energy equipment and services 0.1%
CSI Compressco LP (A)	7.500	04-01-25	93,000	84,808
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	302,373	273,648
Oil, gas and consumable fuels 5.3%
Aker BP ASA (A)	3.000	01-15-25	2,400,000	2,285,513
Blue Racer Midstream LLC (A)	6.625	07-15-26	2,750,000	2,603,177
Buckeye Partners LP (A)	4.125	03-01-25	1,575,000	1,472,671
Buckeye Partners LP	4.150	07-01-23	460,000	451,396
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	818,774
Cenovus Energy, Inc.	5.375	07-15-25	2,500,000	2,565,219
Continental Resources, Inc.	3.800	06-01-24	814,000	802,913
Energean Israel Finance, Ltd. (A)	4.500	03-30-24	2,300,000	2,206,806
Energy Transfer LP	4.250	04-01-24	2,585,000	2,579,719
EQM Midstream Partners LP (A)	7.500	06-01-27	66,000	65,263
Hess Corp.	3.500	07-15-24	2,000,000	1,969,948
Leviathan Bond, Ltd. (A)	6.125	06-30-25	2,590,000	2,535,489
Parkland Corp. (A)	5.875	07-15-27	2,300,000	2,221,789
Phillips 66 Company (A)	3.605	02-15-25	1,150,000	1,125,483
Southwestern Energy Company	5.700	01-23-25	2,500,000	2,500,025
The Williams Companies, Inc.	3.750	06-15-27	875,000	844,263
The Williams Companies, Inc.	3.900	01-15-25	1,150,000	1,135,626
Financials 13.7%				72,215,076
Banks 7.9%
Bank of America Corp. (3.384% to 4-2-25, then SOFR + 1.330%)	3.384	04-02-26	2,000,000	1,929,938
Bank of America Corp.	4.200	08-26-24	2,300,000	2,296,264
Barclays PLC	4.375	09-11-24	2,150,000	2,122,530
Citigroup, Inc. (0.981% to 5-1-24, then SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,353,016
Citigroup, Inc.	3.875	03-26-25	2,000,000	1,978,505
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Cooperatieve Rabobank UA	3.375	05-21-25	2,000,000	$1,956,944
HSBC Holdings PLC	4.250	08-18-25	2,500,000	2,462,083
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%)	0.976	05-24-25	2,000,000	1,864,289
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%)	3.220	03-01-25	3,000,000	2,942,065
JPMorgan Chase & Co. (4.080% to 4-26-25, then SOFR + 1.320%)	4.080	04-26-26	1,500,000	1,478,477
NatWest Markets PLC (A)	0.800	08-12-24	2,000,000	1,861,171
Regions Financial Corp.	2.250	05-18-25	3,000,000	2,861,292
Santander Holdings USA, Inc.	3.244	10-05-26	865,000	804,346
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,912,113
Santander Holdings USA, Inc.	3.500	06-07-24	2,300,000	2,260,344
Societe Generale SA (A)	4.351	06-13-25	2,000,000	1,983,058
Synovus Financial Corp.	5.200	08-11-25	3,000,000	2,992,431
Wells Fargo & Company	3.000	02-19-25	3,000,000	2,914,609
Wells Fargo & Company	4.300	07-22-27	2,400,000	2,361,324
Capital markets 3.8%
Ares Capital Corp.	3.250	07-15-25	2,000,000	1,875,258
Ares Capital Corp.	4.200	06-10-24	5,165,000	5,118,703
Blackstone Private Credit Fund	2.350	11-22-24	2,176,000	2,021,367
Blackstone Private Credit Fund	2.700	01-15-25	437,000	405,438
Deutsche Bank AG	0.898	05-28-24	1,500,000	1,410,006
Deutsche Bank AG (1.447% to 4-1-24, then SOFR + 1.131%)	1.447	04-01-25	2,500,000	2,333,128
Morgan Stanley	3.875	01-27-26	3,000,000	2,966,229
Morgan Stanley (4.479% to 7-17-25, then SOFR + 1.669%)	4.679	07-17-26	1,500,000	1,501,615
The Goldman Sachs Group, Inc.	3.500	04-01-25	2,500,000	2,444,455
Consumer finance 0.6%
Ally Financial, Inc.	5.800	05-01-25	1,100,000	1,125,234
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	655,000	628,180
Enova International, Inc. (A)	8.500	09-15-25	1,500,000	1,399,290
Insurance 1.4%
Athene Global Funding (A)	1.200	10-13-23	1,725,000	1,658,378
Athene Global Funding (A)	2.500	01-14-25	1,500,000	1,409,055
Corebridge Financial, Inc. (A)	3.500	04-04-25	3,056,000	2,943,176
Liberty Mutual Group, Inc. (A)	4.250	06-15-23	575,000	574,232
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,066,000	1,066,533
Health care 1.7%				8,763,198
Biotechnology 0.5%
AbbVie, Inc.	2.600	11-21-24	1,200,000	1,159,703
AbbVie, Inc.	2.950	11-21-26	1,250,000	1,179,129
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	1,705,000	1,645,325
Health care providers and services 0.4%
HCA, Inc.	5.250	06-15-26	1,000,000	1,004,941
HCA, Inc.	5.375	02-01-25	1,000,000	1,009,500
Pharmaceuticals 0.5%
Astrazeneca Finance LLC	0.700	05-28-24	1,750,000	1,656,585
Royalty Pharma PLC	0.750	09-02-23	1,150,000	1,108,015
Industrials 8.4%				44,014,203
Aerospace and defense 0.8%
DAE Funding LLC (A)	1.550	08-01-24	2,525,000	2,360,817
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	64,696
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	1.950	02-01-24	1,185,000	$1,146,560
The Boeing Company	4.875	05-01-25	580,000	581,620
Airlines 2.2%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	162,696	170,019
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	1,952,746	1,890,704
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	139,836	137,346
Delta Air Lines, Inc. (A)	4.500	10-20-25	2,000,000	1,958,995
Delta Air Lines, Inc. (A)	4.750	10-20-28	377,220	360,372
Delta Air Lines, Inc. (A)	7.000	05-01-25	2,400,000	2,484,636
Mileage Plus Holdings LLC (A)	6.500	06-20-27	2,000,000	2,005,000
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	273,490	242,267
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	153,620	152,940
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,082,508	2,079,127
Commercial services and supplies 0.9%
GFL Environmental, Inc. (A)	3.750	08-01-25	3,000,000	2,834,220
Prime Security Services Borrower LLC (A)	5.250	04-15-24	2,000,000	1,981,315
Construction and engineering 1.0%
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	1,798,000	1,801,623
Quanta Services, Inc.	0.950	10-01-24	1,318,000	1,232,932
Tutor Perini Corp. (A)	6.875	05-01-25	3,000,000	2,452,500
Road and rail 0.9%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,300,000	2,179,250
Uber Technologies, Inc. (A)	7.500	05-15-25	2,500,000	2,516,174
Trading companies and distributors 2.2%
AerCap Ireland Capital DAC	2.450	10-29-26	3,000,000	2,645,260
AerCap Ireland Capital DAC	3.150	02-15-24	2,500,000	2,423,674
Air Lease Corp.	0.700	02-15-24	1,000,000	944,148
Ashtead Capital, Inc. (A)	1.500	08-12-26	335,000	289,318
Triton Container International, Ltd. (A)	0.800	08-01-23	2,570,000	2,468,906
Triton Container International, Ltd. (A)	1.150	06-07-24	3,000,000	2,797,573
Transportation infrastructure 0.4%
Adani Ports & Special Economic Zone, Ltd. (A)	3.375	07-24-24	1,875,000	1,812,211
Information technology 1.7%				8,909,157
IT services 0.5%
Sabre GLBL, Inc. (A)	7.375	09-01-25	2,590,000	2,453,766
Semiconductors and semiconductor equipment 0.6%
Microchip Technology, Inc.	0.972	02-15-24	1,150,000	1,094,786
Microchip Technology, Inc.	0.983	09-01-24	2,000,000	1,868,310
Renesas Electronics Corp. (A)	1.543	11-26-24	495,000	459,269
Software 0.5%
VMware, Inc.	1.000	08-15-24	2,742,000	2,569,328
Technology hardware, storage and peripherals 0.1%
Dell International LLC	5.450	06-15-23	459,000	463,698
Materials 4.5%				23,937,133
Chemicals 0.5%
Braskem Finance, Ltd.	6.450	02-03-24	702,000	714,138
FS Luxembourg Sarl (A)	10.000	12-15-25	790,000	814,136
WR Grace Holdings LLC (A)	5.625	10-01-24	1,150,000	1,135,625
Construction materials 0.5%
Cemex SAB de CV (A)	7.375	06-05-27	2,875,000	2,907,344
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 1.0%
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	1,575,000	$1,358,705
Can-Pack SA (A)	3.125	11-01-25	935,000	840,654
Graphic Packaging International LLC (A)	0.821	04-15-24	2,875,000	2,702,452
Trident TPI Holdings, Inc. (A)	9.250	08-01-24	575,000	534,510
Metals and mining 2.5%
Anglo American Capital PLC (A)	3.625	09-11-24	1,150,000	1,127,408
Anglo American Capital PLC (A)	4.875	05-14-25	489,000	485,140
Arconic Corp. (A)	6.125	02-15-28	1,538,000	1,443,688
First Quantum Minerals, Ltd. (A)	6.500	03-01-24	2,700,000	2,673,000
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	1,650,000	1,573,688
Freeport-McMoRan, Inc.	4.550	11-14-24	3,800,000	3,811,645
Hudbay Minerals, Inc. (A)	4.500	04-01-26	2,000,000	1,815,000
Real estate 2.3%				11,999,375
Equity real estate investment trusts 2.3%
GLP Capital LP	5.250	06-01-25	2,500,000	2,469,375
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,580,601
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,255,655
VICI Properties LP (A)	3.500	02-15-25	2,000,000	1,883,734
VICI Properties LP (A)	4.250	12-01-26	3,000,000	2,810,010
Utilities 2.4%				12,391,515
Electric utilities 1.6%
FirstEnergy Corp.	2.050	03-01-25	1,000,000	930,895
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	1,200,000	1,209,335
NRG Energy, Inc. (A)	3.750	06-15-24	1,440,000	1,398,143
Vistra Operations Company LLC (A)	3.550	07-15-24	1,000,000	964,155
Vistra Operations Company LLC (A)	5.000	07-31-27	1,725,000	1,605,423
Vistra Operations Company LLC (A)	5.125	05-13-25	2,000,000	1,989,294
Gas utilities 0.6%
AmeriGas Partners LP	5.500	05-20-25	2,000,000	1,897,700
AmeriGas Partners LP	5.875	08-20-26	1,500,000	1,427,760
Multi-utilities 0.2%

CenterPoint Energy, Inc.	2.500	09-01-24	1,000,000	968,810

Municipal bonds 0.2%				$1,270,853
(Cost $1,279,625)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,023,090

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	247,763
Term loans (B) 5.9%				$31,142,111
(Cost $32,222,257)
Communication services 0.9%				4,834,959
Diversified telecommunication services 0.3%
Lumen Technologies, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	4.774	03-15-27	1,660,978	1,561,319
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	5.774	12-06-27	1,127,000	1,062,434
Media 0.4%
Virgin Media Bristol LLC, USD Term Loan N (1 month LIBOR + 2.500%)	4.891	01-31-28	2,265,000	2,211,206
Consumer discretionary 1.1%				6,032,582
Auto components 0.3%
Dealer Tire LLC, 2020 Term Loan B (1 month LIBOR + 4.250%)	6.774	12-12-25	1,546,212	1,532,296
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd., Term Loan (6 month LIBOR + 5.000%)	8.566	07-31-26	1,465,119	$1,427,758
Hotels, restaurants and leisure 0.0%
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%)	6.127	10-18-28	104,770	97,436
Household durables 0.1%
Hunter Douglas, Inc., Tranche B-1 Term Loan (3 month CME Term SOFR + 3.500%)	6.340	02-26-29	494,000	430,521
Specialty retail 0.5%
Specialty Building Products Holdings LLC, Initial Term Loan (1 month LIBOR + 3.750%)	6.118	10-15-28	2,679,285	2,544,571
Financials 0.3%				1,782,483
Insurance 0.3%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	5.250	05-16-24	1,805,430	1,782,483
Industrials 1.0%				5,083,291
Commercial services and supplies 0.9%
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	6.024	05-17-28	2,475,000	2,357,438
TTF Holdings LLC, Initial Term Loan (1 month LIBOR + 4.000%)	6.563	03-31-28	2,467,791	2,412,266
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	6.063	06-02-28	366,233	313,587
Information technology 1.0%				5,060,028
IT services 0.3%
Virtusa Corp., First Lien Term Loan B (1 month LIBOR + 3.750%)	6.274	02-11-28	1,762,688	1,716,417
Software 0.7%
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	6.274	10-02-25	1,729,458	1,665,762
Cornerstone OnDemand, Inc., 1st Lien Initial Term Loan (1 month LIBOR + 3.750%)	6.274	10-16-28	1,226,925	1,151,261
Grab Holdings, Inc., Term Loan B (1 month LIBOR + 4.500%)	7.030	01-29-26	562,444	526,588
Materials 1.6%				8,348,768
Chemicals 0.8%
INEOS US Petrochem LLC, 2026 Tranche B Dollar Term Loan (1 month LIBOR + 2.750%)	5.274	01-29-26	2,277,000	2,218,185
LSF11 Skycraper Holdco SARL, USD Facility B3 (3 month LIBOR + 3.500%)	5.750	09-29-27	2,039,316	1,984,520
Containers and packaging 0.8%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 4.175%)	6.730	04-13-29	97,000	93,467
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	5.623	04-03-24	2,820,240	2,756,276
Pactiv Evergreen Group Holdings, Inc., 2020 Term Loan B2 (1 month LIBOR + 3.250%)	5.774	02-05-26	1,132,750	1,103,491

Pactiv Evergreen Group Holdings, Inc., 2020 Term Loan B3 (1 month LIBOR + 3.500%)	6.024	09-24-28	198,500	192,829
Collateralized mortgage obligations 5.0%				$26,016,039
(Cost $26,784,118)
Commercial and residential 3.2%				16,638,303
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class A2 (A)(C)	3.751	09-25-48	8,349	8,290
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(C)	3.805	01-25-49	141,193	135,462
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(D)	3.362	03-15-37	250,000	234,922
BBCMS Trust
Series 2015-MSQ, Class D (A)(C)	4.123	09-15-32	175,000	174,693
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bellemeade Re, Ltd.
Series 2021-2A, Class M1A (1 month SOFR + 1.200%) (A)(D)	3.383	06-25-31	2,194,954	$2,169,420
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	1,230,054	1,145,226
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(D)	4.077	05-15-39	447,000	438,060
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(D)	4.627	05-15-39	167,000	163,621
BX Commercial Mortgage Trust
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(D)	3.242	11-15-38	378,000	365,714
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(D)	4.141	12-15-37	99,000	96,450
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(D)	4.941	12-15-37	100,000	96,446
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(C)	1.853	03-25-65	48,698	48,096
Series 2020-3, Class A1 (A)(C)	1.506	04-27-65	117,886	113,451
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(D)	3.991	05-15-36	423,000	414,540
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(D)	4.739	08-15-37	767,000	762,705
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(D)	3.441	05-15-36	250,000	243,200
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(D)	3.741	05-15-36	250,000	242,975
Life Mortgage Trust
Series 2021-BMR, Class C (1 month LIBOR + 1.100%) (A)(D)	3.491	03-15-38	982,970	946,109
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(C)	3.500	10-25-59	248,213	237,751
Radnor RE, Ltd.
Series 2021-1, Class M1A (1 month SOFR + 1.650%) (A)(D)	3.833	12-27-33	1,146,023	1,143,105
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (A)(D)	3.308	01-15-39	1,268,000	1,232,370
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(C)	2.275	02-25-50	9,185	9,136
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(C)	3.750	05-25-58	46,729	45,362
Series 2018-4, Class A1 (A)(C)	3.000	06-25-58	115,211	110,052
Series 2021-SJ2, Class A1A (A)(C)	2.250	12-15-61	1,428,087	1,344,229
TPGI Trust
Series 2021-DGWD, Class C (1 month LIBOR + 1.150%) (A)(D)	3.540	06-15-26	2,000,000	1,887,616
VASA Trust
Series 2021-VASA, Class D (1 month LIBOR + 2.100%) (A)(D)	4.491	07-15-39	3,000,000	2,829,302
U.S. Government Agency 1.8%				9,377,736
Federal Home Loan Mortgage Corp.
Series 2021-DNA2, Class M1 (1 month SOFR + 0.800%) (A)(D)	2.983	08-25-33	381,079	379,994
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (A)(D)	3.683	10-25-41	1,950,000	1,842,751
Series 2021-HQA1, Class M1 (1 month SOFR + 0.700%) (A)(D)	2.883	08-25-33	206,114	205,404
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (A)(D)	3.183	01-25-42	623,858	610,070
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (A)(D)	3.483	02-25-42	439,794	438,012
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (A)(D)	4.583	02-25-42	577,000	562,635
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(D)	4.183	04-25-42	594,493	597,545
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(D)	4.383	05-25-42	452,382	453,781
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(D)	5.533	05-25-42	523,000	523,000
Series 237, Class F23 (1 month LIBOR + 0.400%) (D)	2.791	05-15-36	68,228	69,147
Series 2412, Class OF (1 month LIBOR + 0.950%) (D)	3.341	12-15-31	62,378	63,415
Series 2526, Class FV (1 month LIBOR + 0.400%) (D)	2.791	04-15-27	34,880	34,845
Series 3540, Class KF (1 month LIBOR + 1.050%) (D)	3.441	11-15-36	95,124	97,372
Series 4508, Class CF (1 month LIBOR + 0.400%) (D)	2.791	09-15-45	84,599	84,291
Series 4606, Class FB (1 month LIBOR + 0.500%) (D)	2.891	08-15-46	95,277	95,150
Series 4620, Class LF (1 month LIBOR + 0.400%) (D)	2.791	10-15-46	69,270	68,726
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (D)	3.044	01-25-34	227,209	$228,223
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (D)	3.194	02-25-33	91,403	92,352
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (D)	2.844	11-25-36	84,161	83,912
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (D)	2.744	01-25-37	102,320	101,489
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (D)	2.694	07-25-36	79,940	79,249
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (D)	3.264	03-25-37	91,222	92,714
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (D)	2.646	03-25-36	60,492	60,003
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (D)	2.894	11-25-40	73,769	73,731
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (D)	2.914	12-25-40	135,324	135,263
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (D)	2.944	02-25-42	36,827	36,824
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (D)	2.794	11-25-44	159,305	157,991
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (D)	2.873	01-25-47	298,875	298,601
Series 2016-40, Class AF (1 month LIBOR + 0.450%) (D)	2.163	07-25-46	156,437	155,509

Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(D)	4.933	05-25-42	1,629,008	1,655,737
Asset backed securities 18.1%				$94,983,789
(Cost $100,351,176)
Asset backed securities 18.1%				94,983,789
Aimco CLO, Ltd.
Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) (A)(D)	5.381	01-17-32	3,750,000	3,507,630
American Tower Trust
Series 2013, Class 2A (A)	3.070	03-15-48	500,000	497,285
AMMC CLO, Ltd.
Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(D)	4.038	11-02-30	500,000	494,640
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (A)	2.300	11-22-27	4,000,000	3,629,694
Amur Equipment Finance Receivables VII LLC
Series 2019-1A, Class A2 (A)	2.630	06-20-24	53,361	53,201
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-05-49	697,950	670,253
Arm Master Trust LLC
Series 2022-T1, Class A (A)	4.400	06-16-25	2,000,000	1,990,897
Barings Middle Market CLO, Ltd.
Series 2017-1A, Class XR (3 month LIBOR + 1.250%) (A)(D)	3.960	01-20-34	3,428,571	3,376,162
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	1,834,622	1,714,171
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (1 month SOFR + 0.750%) (A)(D)	2.933	01-25-70	1,612,270	1,597,372
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	1,551,244	1,478,084
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,069,989
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,509,805	3,050,828
CCG Receivables Trust
Series 2019-1, Class B (A)	3.220	09-14-26	435,520	435,414
Chase Auto Credit Linked Notes
Series 2020-1, Class C (A)	1.389	01-25-28	236,338	232,799
Series 2021-1, Class B (A)	0.875	09-25-28	1,402,863	1,358,898
Series 2021-2, Class B (A)	0.889	12-26-28	1,105,934	1,067,764
Series 2021-3, Class D (A)	1.009	02-26-29	996,659	950,145
Chesapeake Funding II LLC
Series 2020-1A, Class A1 (A)	0.870	08-15-32	109,018	107,762
CIFC Funding, Ltd.
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(D)	3.750	04-20-31	555,000	545,881
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,397,750	2,129,534
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	2,510,000	2,491,094
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Crossroads Asset Trust
Series 2021-A, Class D (A)	2.520	01-20-26	1,922,000	$1,814,095
DLLAA LLC
Series 2021-1A, Class A3 (A)	0.670	04-17-26	5,000,000	4,765,295
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month LIBOR + 2.100%) (A)(D)	4.612	01-15-35	3,000,000	2,818,671
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(D)	3.444	07-25-69	355,242	344,469
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (A)	3.310	03-25-30	748,234	714,841
Series 2019-A, Class A (A)	2.610	01-25-34	60,303	56,835
Encina Equipment Finance LLC
Series 2021-1A, Class C (A)	1.390	06-15-27	500,000	471,349
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	2,116,000	2,072,527
ExteNet LLC
Series 2019-1A, Class C (A)	5.219	07-26-49	3,000,000	2,810,993
First Investors Auto Owner Trust
Series 2021-1A, Class C (A)	1.170	03-15-27	640,000	603,827
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	550,440	525,591
Flagship Credit Auto Trust
Series 2018-2, Class D (A)	4.230	09-16-24	682,444	680,722
Galaxy XXVI CLO, Ltd.
Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(D)	4.184	11-22-31	685,921	673,735
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A4	0.820	10-16-26	449,000	418,966
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month LIBOR + 1.700%) (A)(D)	4.483	01-25-32	3,000,000	2,872,467
HalseyPoint CLO III, Ltd.
Series 2020-3A, Class D1 (3 month LIBOR + 4.250%) (A)(D)	7.032	11-30-32	1,000,000	973,525
Hilton Grand Vacations Trust
Series 2017-AA, Class A (A)	2.660	12-26-28	777,428	763,634
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	2,385,000	2,369,598
HPEFS Equipment Trust
Series 2019-1A, Class D (A)	2.720	09-20-29	471,746	471,668
Series 2020-1A, Class C (A)	2.030	02-20-30	1,000,000	993,426
Series 2021-2A, Class D (A)	1.290	03-20-29	2,240,000	2,076,254
Hyundai Auto Receivables Trust
Series 2021-A, Class A4	0.620	05-17-27	755,000	705,635
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (A)	2.730	10-25-48	445,706	438,203
MMAF Equipment Finance LLC
Series 2021-A, Class A3 (A)	0.560	06-13-28	2,000,000	1,876,313
Mountain View CLO, Ltd.
Series 2014-1A, Class CRR (3 month LIBOR + 2.000%) (A)(D)	4.512	10-15-26	843,984	835,608
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	2,544,262	2,445,444
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	3,943,807	3,865,037
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(D)	3.991	10-15-31	249,000	249,011
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month LIBOR + 1.900%) (A)(D)	4.412	07-15-34	500,000	466,959
Oasis Securitization Funding LLC
Series 2021-1A, Class A (A)	2.579	02-15-33	391,597	386,367
Series 2021-2A, Class A (A)	2.143	10-15-33	1,829,335	1,782,980
Oxford Finance Funding LLC
Series 2020-1A, Class A2 (A)	3.101	02-15-28	1,236,634	1,224,413
OZLM XII, Ltd.
Series 2015-12A, Class BR (3 month LIBOR + 2.050%) (A)(D)	4.832	04-30-27	3,525,000	3,485,287
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Parallel, Ltd.
Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (A)(D)	6.110	07-20-34	1,000,000	$907,038
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (A)	1.833	12-15-31	590,642	571,522
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(D)	3.141	10-15-35	415,567	411,804
STAR Trust
Series 2021-SFR1, Class A (1 month LIBOR + 0.600%) (A)(D)	2.980	04-17-38	2,491,925	2,429,040
Stratus CLO, Ltd.
Series 2021-1A, Class B (3 month LIBOR + 1.400%) (A)(D)	4.110	12-29-29	3,000,000	2,867,208
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,049,356	1,038,162
Tidewater Auto Receivables Trust
Series 2020-AA, Class C (A)	1.910	09-15-26	1,000,000	990,173
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(C)	0.918	02-25-63	991,962	938,076
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	555,000	530,306
Series 2022-C, Class A3	3.760	04-15-27	1,160,000	1,151,945
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	2,762,375	2,439,269
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	358,000	353,087
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(D)	4.290	10-20-28	500,000	485,270
Willis Engine Structured Trust V
Series 2020-A, Class C (A)	6.657	03-15-45	673,976	367,647

	Par value^	Value
Escrow certificates 0.0%		$252
(Cost $0)
LSC Communications, Inc. (A)(E)	400,000	252

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%				$3,570,665
(Cost $3,570,665)
U.S. Government Agency 0.4%				1,851,000
Federal Home Loan Mortgage Corp. Discount Note	2.000	09-01-22	1,851,000	1,851,000

	Yield (%)	Shares	Value
Short-term funds 0.3%			1,719,665
Federated Government Obligations Fund, Institutional Class	2.1014(F)	1,719,665	1,719,665

Total investments (Cost $549,000,379) 99.6%	$522,894,752
Other assets and liabilities, net 0.4%	2,124,231
Total net assets 100.0%	$525,018,983

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $240,251,315 or 45.8% of the fund’s net assets as of 8-31-22.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 8-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-22:
United States	81.3%
Cayman Islands	4.6%
Canada	3.0%
United Kingdom	1.9%
Ireland	1.2%
Israel	1.1%
Other countries	6.9%
TOTAL	100.0%
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$77,985,541	—	$77,985,541	—
Corporate bonds	287,925,502	—	287,925,502	—
Municipal bonds	1,270,853	—	1,270,853	—
Term loans	31,142,111	—	31,142,111	—
Collateralized mortgage obligations	26,016,039	—	26,016,039	—
Asset backed securities	94,983,789	—	94,983,789	—
Escrow certificates	252	—	252	—
Short-term investments	3,570,665	$1,719,665	1,851,000	—
Total investments in securities	$522,894,752	$1,719,665	$521,175,087	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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